Post-employment Benefit - Summary of Principal Actuarial Assumptions (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Discount rate	1.50%	1.50%
Future salary increases	2.25%	2.25%